Summary of Information about Stock Options Outstanding (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	7,171,664	7,339,118
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 7 months 20 days	8 years 4 months 28 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.59	$ 2.59
Options Exercisable, Shares	4,456,031	2,741,476
Options Exercisable, Weighted- Average Exercise Price	$ 2.70	$ 2.81
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 0.85	$ 0.85
Options Outstanding, Shares	136,785	136,785
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 1 month 6 days	9 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.85	$ 0.85
Options Exercisable, Shares	37,995	3,799
Options Exercisable, Weighted- Average Exercise Price	$ 0.85	$ 0.85
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 1.30	$ 1.30
Options Outstanding, Shares	100,000	100,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 7 days	9 years 9 months 7 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.30	$ 1.30
Options Exercisable, Shares	0	0
Options Exercisable, Weighted- Average Exercise Price	$ 1.30	$ 1.30
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.23	$ 2.23
Options Outstanding, Shares	223,445	223,445
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 4 months 24 days	9 years 1 month 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.23	$ 2.23
Options Exercisable, Shares	97,757	0
Options Exercisable, Weighted- Average Exercise Price	$ 2.23	$ 2.23
Exercise Price 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.40	$ 2.40
Options Outstanding, Shares	5,188,107	5,227,589
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 5 months 8 days	8 years 2 months 8 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.40	$ 2.40
Options Exercisable, Shares	3,387,298	2,387,170
Options Exercisable, Weighted- Average Exercise Price	$ 2.40	$ 2.40
Exercise Price 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.90	$ 2.90
Options Outstanding, Shares	1,420,944	1,548,916
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 3 months 22 days	9 years 25 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.90	$ 2.90
Options Exercisable, Shares	830,598	248,124
Options Exercisable, Weighted- Average Exercise Price	$ 2.90	$ 2.90
Exercise Price 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 8.00	$ 8.00
Options Outstanding, Shares	65,000	65,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	4 years 9 months 25 days	5 years 6 months 25 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.00	$ 8.00
Options Exercisable, Shares	65,000	65,000
Options Exercisable, Weighted- Average Exercise Price	$ 8.00	$ 8.00
Exercise Price 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 19.38	$ 19.38
Options Outstanding, Shares	37,383	37,383
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	2 years 6 months 11 days	3 years 3 months 11 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.38	$ 19.38
Options Exercisable, Shares	37,383	37,383
Options Exercisable, Weighted- Average Exercise Price	$ 19.38	$ 19.38